S-K 1602(a)(3) Forepart, Sponsor Compensation - Founder Shares [Member]	Sep. 11, 2025 USD ($) $ / shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.017